Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

(a) Dividend declaration: On January 11, 2019, the Board of Directors declared a dividend of $0.50 per all classes of preferred shares, totaling $2,750, payable to all shareholders of record as of January 23, 2019, which was paid on January 30, 2019.